Redeemable Non-Controlling Interest - Schedule of Redeemable Non-Controlling Interests (Details) - Redeemable non-controlling interest [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Redeemable Non-Controlling Interests [Line Items]
Beginning balance	¥ 168,671,234	¥ 158,643,836	¥ 76,671,233
Re-designation			76,041,096
Accretion to redemption value of mezzanine equities	7,726,027	10,027,398	5,931,507
Converted into ordinary shares of the VIE upon the completion of the IPO	(176,397,261)
Ending balance		¥ 168,671,234	¥ 158,643,836